Other Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Other identifiable intangible assets [member]
Statement [LineItems]
Summary of Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life

	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:
December 31, 2020	2,646	147	1,844	640	743	6,020
Acquisitions	-	-	-	-	23	23
Removed from service	-	(7)	(3)	(1)	(5)	(16)
Disposals of businesses	-	(9)	(17)	-	-	(26)
Translation and other, net	-	(1)	(9)	(1)	(3)	(14)
December 31, 2021	2,646	130	1,815	638	758	5,987
Acquisitions	-	-	2	-	-	2
Removed from service	-	-	(1)	-	-	(1)
Disposals of businesses	-	-	(5)	-	-	(5)
Translation and other, net	-	-	(44)	(8)	(19)	(71)
December 31, 2022	2,646	130	1,767	630	739	5,912

Accumulated amortization:
December 31, 2020	-	(117)	(1,204)	(542)	(730)	(2,593)
Amortization	-	(10)	(82)	(20)	(7)	(119)
Removed from service	-	7	3	1	5	16
Disposals of businesses	-	9	17	-	-	26
Translation and other, net	-	1	8	1	4	14
December 31, 2021	-	(110)	(1,258)	(560)	(728)	(2,656)
Amortization	-	(9)	(64)	(20)	(6)	(99)
Removed from service	-	-	1	-	-	1
Disposals of businesses	-	-	5	-	-	5
Translation and ot h er, net	-	1	29	7	19	56
December 31, 2022	-	(118)	(1,287)	(573)	(715)	(2,693)
Carrying amount:
December 31, 2021	2,646	20	557	78	30	3,331
December 31, 2022	2,646	12	480	57	24	3,219